Taxes	6 Months Ended
Sep. 30, 2023
Taxes [Abstract]
TAXES

NOTE 13 – TAXES

(a) Corporate Income Taxes (“CIT”)

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gain under the laws of the Cayman Islands.

Happiness Hong Kong was incorporated in Hong Kong and is subject to a statutory income tax rate of 16.5%.

Under the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008, both domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25% while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Fujian Happiness, the Company’s main operating entity in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% from December 2019 to December 2023.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2023 and March 31, 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended September 30, 2023 and 2022, respectively, and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from September 30, 2023.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the six months ended September 30
	2023	2022
PRC statutory income tax rate	25.0%	25.0%
Effect of PRC preferential tax rate	(10.0)	(10.0)%
Effect of other un-deductible expenses	(0.1)%	(2.3)%
Effect of other deductible expenses	1.3%	1.9%
Total	16.2%	14.6%

The provision for income tax consisted of the following:

	For the six months ended September 30,
	2023	2022
Current income tax provision	$(95,564)	$(59,486)
Deferred income tax provision	-	(2,836,942)
Income tax expenses from discontinued operations (Note 15)	95,564	2,852,148
Total	$-	$(44,280)

The deferred income tax assets and liabilities as below:

	As of September 30,	As of March 31,
	2023	2023
Net accumulated loss-carry forward	$-	$20,634,308
Less: valuation allowance	-	(20,634,308)
Net deferred tax assets	$-	$-

	As of September 30,	As of March 31,
	2023	2023
Intangible assets arising from acquisition	$-	$(1,514,060)
Deferred tax liabilities from discontinued operations (Note 15)	$-	$1,514,060
Total deferred tax liabilities	$-	$-

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. No deferred tax assets and deferred tax liabilities was recorded as of September 30, 2023. The Company recorded deferred tax assets of nil and deferred tax liabilities of $ 1,514,060 as of March 31, 2023.

(b) Taxes Payable

The Company’s taxes payable as of September 30, 2023 and March 31, 2023 consisted of the following:

	As of September 30	As of March 31,
	2023	2023
Income tax payable	$-	$57,167
VAT payable	-	31,600
Other tax payables	102	54,593
Other tax payables	-	(134,373)
Total	$102	$8,987